Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2024		Dec. 31, 2023
Current assets:
Cash and cash equivalents		$ 3,343		$ 8,245
Accounts receivable, net		17,519		713
Deposits, prepayments and other receivables		575		35
Amount due from shareholder		152
Derivative financial instruments		685		607
Total current assets		22,274		9,600
Non-current assets:
Property and equipment, net			[1]	791
Right-of-use assets, net		62		49
Deferred offering costs		1,321
Total non-current assets		1,383		840
TOTAL ASSETS		23,657		10,440
Current liabilities:
Accounts payable		17,067
Accrued liabilities		50		75
Dividend payable				8,245
Lease liabilities		42		42
Income tax payable		127		246
Total current liabilities		17,286		8,608
Non-current liabilities:
Lease liabilities		18		7
Loan from shareholder		5,000
Total non-current liabilities		5,018		7
TOTAL LIABILITIES		22,304		8,615
Commitments and contingencies
Shareholders’ equity:
Ordinary share, par value US$0.000005, 100,000,000,000 shares authorized, 15,000,000 shares issued*	[1],[2]
Additional paid-up capital		695		695
Retained earnings		612		1,084
Other reserve		46		46
Total shareholders’ equity		1,353		1,825
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 23,657		$ 10,440

[1]	— Denotes amount less than US$1,000.
[2]	Retrospectively restated for the effect of 1:200 forward stock split of our Ordinary Shares and the shares surrendered by our existing shareholders.